Schedules of Investments (unaudited)
Pax Global Environmental Markets Fund	March 31, 2021

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 97.6%
RENEWABLE & ALTERNATIVE ENERGY: 2.0%
RENEWABLE ENERGY DEVELOPERS & INDEPENDENT POWER PRODUCERS (IPPs): 2.0%
Orsted A/S	254,497	$41,092,451

ENERGY EFFICIENCY: 36.9%
POWER NETWORK EFFICIENCY: 5.4%
Hubbell, Inc.	260,959	48,770,628
Schneider Electric SE	400,242	60,970,915
		109,741,543
INDUSTRIAL ENERGY EFFICIENCY: 18.1%
ANSYS, Inc. (a)	146,951	49,898,683
ASML Holding NV	44,587	27,357,211
Delta Electronics, Inc.	3,971,475	40,503,483
Equinix, Inc., REIT	61,509	41,800,901
Keyence Corp.	64,500	29,396,266
PTC, Inc. (a)	295,202	40,634,555
Rockwell Automation, Inc.	150,048	39,828,741
SAP SE	248,754	30,511,322
Siemens AG	298,076	48,977,308
Spirax-Sarco Engineering, PLC	122,871	19,305,249
		368,213,719
BUILDINGS ENERGY EFFICIENCY: 5.7%
Autodesk, Inc. (a)	188,364	52,205,083
Kingspan Group PLC	178,987	15,142,152
Trane Technologies PLC	298,011	49,338,701
		116,685,936
TRANSPORT ENERGY EFFICIENCY: 7.7%
Aptiv PLC (a)	294,633	40,629,891
TE Connectivity, Ltd.	260,072	33,577,896
TeamViewer AG (a)	651,747	27,872,792
Texas Instruments, Inc.	193,959	36,656,311
Umicore SA	353,123	18,734,739
		157,471,629
WATER INFRASTRUCTURE & TECHNOLOGIES: 19.7%
WATER INFRASTRUCTURE: 10.0%
Ferguson PLC	250,231	29,891,322
Georg Fischer AG	20,080	26,835,584
IDEX Corp.	269,783	56,470,979
Pentair PLC	792,012	49,358,188
Xylem, Inc.	377,566	39,712,392
		202,268,465
WATER TREATMENT EQUIPMENT: 2.1%
Ecolab, Inc.	199,867	42,785,529

WATER UTILITIES: 7.6%
American Water Works Co., Inc.	462,460	69,332,003
Pennon Group PLC	3,024,253	40,639,083
Suez SA	2,137,180	45,263,345
		155,234,431
POLLUTION CONTROL: 11.6%
POLUTION CONTROL SOLUTIONS: 1.5%
Croda International PLC	344,077	30,105,442

ENVIRONMENTAL TESTING & GAS SENSING: 10.1%
Agilent Technologies, Inc.	526,526	66,942,515
Halma PLC	1,143,868	37,423,532
Intertek Group PLC	655,003	50,576,709
Waters Corp. (a)	176,852	50,256,033
		205,198,789
WASTE MANAGEMENT & TECHNOLOGIES: 3.5%
GENERAL WASTE MANAGEMENT: 3.5%
Waste Management, Inc.	546,149	70,464,144

ENVIRONMENTAL SUPPORT SERVICES: 2.4%
ENVIRONMENTAL CONSULTANCIES: 2.4%
Verisk Analytics, Inc.	275,987	48,764,143

FOOD, AGRICULTURE & FORESTRY: 16.6%
LOGISTICS, FOOD SAFETY & PACKAGING: 6.9%
GEA Group AG	1,331,424	54,609,345
Mettler-Toledo International, Inc. (a)	41,129	47,532,374
WestRock Co.	740,983	38,568,165
		140,709,884

SUSTAINABLE & EFFICIENT AGRICULTURE: 9.7%
Deere & Co.	95,195	35,616,257
Koninklijke DSM NV	326,333	55,169,257
Kubota Corp.	2,153,500	49,125,554
Trimble, Inc. (a)	507,601	39,486,282
Vitasoy International Holdings, Ltd.	4,740,000	18,244,991
		197,642,341

DIVERSIFIED ENVIRONMENTAL: 4.9%
Air Liquide SA	175,463	28,648,883
Linde PLC	253,922	71,133,709
		99,782,592

TOTAL COMMON STOCKS
(Cost $1,413,821,686)		1,986,161,038

MONEY MARKET: 3.5%
State Street Institutional U.S. Government Money Market Fund, 0.040% (b)(c)	70,164,216	70,164,216
(Cost $70,164,216)

TOTAL INVESTMENTS: 101.1%		2,056,325,254
(Cost $1,483,985,902)

Other assets and liabilities - (net): -1.1%		(21,862,617)

Net Assets: 100.0%		$2,034,462,637

(a)	Non-income producing security.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2021.
(c)	Premier Class shares

SUMMARY OF INVESTMENTS BY COUNTRY
		PERCENT OF
COUNTRY	VALUE	NET ASSETS
Belgium	$18,734,739	0.9%
Denmark	41,092,452	2.0%
France	134,883,144	6.6%
Germany	161,970,768	8.0%
Hong Kong	18,244,991	0.9%
Ireland	15,142,152	0.7%
Japan	78,521,820	3.9%
Netherlands	82,526,467	4.1%
Switzerland	26,835,584	1.3%
Taiwan	40,503,483	2.0%
United Kingdom	207,941,338	10.2%
United States	1,159,764,100	57.0%
Money Market	70,164,216	3.5%
Other assets and liabilities (net)	(21,862,617)	-1.1%
Total	$2,034,462,637	100.0%

March 31, 2021

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2021, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $293,185, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $500,813, representing 0.09% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	unadjusted quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2021:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,173,410,969	$-	$-	$1,173,410,969
Cash Equivalents	36,356,053	-	-	36,356,053
Total	$1,209,767,022	$-	$-	$1,209,767,022
Small Cap
Common Stocks	$552,163,371	$-	$-	$552,163,371
Cash Equivalents	26,033,474	-	-	26,033,474
Total	$578,196,845	$-	$-	$578,196,845
Global Opportunities
Common Stocks	$63,002,877	$42,919,907	$-	$105,922,784
Cash Equivalents	1,255,454	-	-	1,255,454
Total	$64,258,331	$42,919,907	$-	$107,178,238
Global Environmental Markets
Common Stocks	$1,159,764,103	$826,396,935	$-	$1,986,161,038
Cash Equivalents	70,164,216	-	-	70,164,216
Total	$1,229,928,319	$826,396,935	$-	$2,056,325,254
Global Women’s Leadership
Common Stocks	$599,459,192	$217,815,568	$-	$817,274,760
Preferred Stocks	-	710,081	-	710,081
Rights	1,888	-	-	1,888
Cash Equivalents	3,479,146	-	-	3,479,146
Total	$602,940,226	$218,525,649	$-	$821,465,875
Global Sustainable Infrastructure
Common Stocks	$44,945,039	$50,120,345	$-	$95,065,384
Closed-End Funds	240,520	-	-	240,520
Cash Equivalents	16,608,898	-	-	16,608,898
Total	$61,794,457	$50,120,345	$-	$111,914,802
U.S. Sustainable Economy
Common Stocks	$269,341,168	$-	$-	$269,341,168
Cash Equivalents	2,693,226	-	-	2,693,226
Total	$272,034,394	$-	$-	$272,034,394
Int'l Sustainable Economy
Common Stocks	$2,164,557	$733,578,155	$-	$735,742,712
Preferred Stocks	-	1,890,690	-	1,890,690
Rights	17,444	-	-	17,444
Cash Equivalents	2,961,839	-	-	2,961,839
Total	$5,143,840	$735,468,845	$-	$740,612,685

Core Bond
Community Investment Notes	$-	$-	$293,185	$293,185
Corporate Bonds	-	292,172,807	-	292,172,807
U.S. Gov't Agency Bonds	-	8,748,241	-	8,748,241
Supranational Bonds	-	87,573,421	-	87,573,421
Municipal Bonds	-	10,051,212	-	10,051,212
U.S. Treasury Notes	-	97,640,613	-	97,640,613
Asset-Backed Securities	-	58,957,739	-	58,957,739
Mortgage-Backed Securities	-	186,406,655	-	186,406,655
Medium Term Certificates of Deposit	-	258,638	-	258,638
Cash Equivalents	38,555,563	253,364	-	38,808,927
Total	$38,555,563	$742,062,690	$293,185	$780,911,438
High Yield Bond
Community Investment Notes	$-	$-	$500,813	$500,813
Common Stocks	-	0	-	0
Preferred Stocks	-	2,915,800	0	2,915,800
Corporate Bonds	-	502,823,274	-	502,823,274
Loans	-	11,218,746	-	11,218,746
Medium Term Certificates of Deposit	-	100,622	-	100,622
Cash Equivalents	18,746,040	905,382	-	19,651,422
Total	$18,746,040	$517,963,824	$500,813	$537,210,677
Sustainable Allocation
Affiliated Investment Companies	$2,183,374,633	$-	$-	$2,183,374,633
Cash Equivalents	128,008,467	-	-	128,008,467
Total	$2,311,383,100	$-	$-	$2,311,383,100

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2021, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/20	Gross Additions	Gross Reductions	Shares Held at 3/31/2021	Value at 12/31/20	Dividend Income	Realized Gains/ Losses[1]	Unrealized Appreciation/ Depreciation	Value at 03/31/21
Sustainable Allocation
Large Cap	74,122,950	-	-	74,122,950	$893,181,549	$-	$-	$83,758,934	$976,940,481
Small Cap	3,935,579	231,348	-	4,166,927	62,929,908	-	-	8,866,487	75,796,395
Global Opportunities	2,572,091	1,196,455	-	3,768,546	37,784,018	-	-	141,207	55,925,225
Global Environmental Markets	2,180,751	456,204	-	2,636,955	46,297,333	-	-	2,506,761	58,804,094
Global Women's Leadership	1,533,441	318,269	-	1,851,710	46,769,952	-	-	2,114,415	58,884,368
Global Sustainable Infrastructure	8,320,411	-	3,465,629	4,854,782	118,233,034	-	-	(8,447,436)	74,375,258
International Sustainable Economy	15,860,899	-	-	15,860,899	160,829,518	-	-	3,806,616	164,636,134
Core Bond	66,559,119	2,004,834	-	68,563,953	702,864,297	3,016,510	-	(25,899,766)	697,981,041
High Yield	-	2,920,064	-	2,920,064	-	2,397	-	29,240	20,031,637
Total					$2,068,889,609	$3,018,907	$-	$66,876,457	$2,183,374,633

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.